UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):      |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Integre Advisors
Address: 277 Park Avenue 49th Floor
         New York, NY 10172

13F File Number: ____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael J Marrone
Title: Vice President
Phone: (212)838-2300

Signature,                       Place, and Date of Signing:


/s/   Michael J Marrone          277 Park Ave, NY, NY 10172   02/06/2006
---------------------------      --------------------------   ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total: $123,885

List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER               CLASS         CUSIP    (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
-----------------------         --------     ---------  --------  -------  --- ----  ------- ----------  -----   ------    ----
AMERICAN INTERNATIONAL GROUP I    COM        026874107    2697      39524  SH          SOLE              13155     2138    24231
BRADY CORPORATION CL A            COM        104674106    6610     182704  SH          SOLE              31391     4165   147148
CAREER EDUCATION CORP             COM        141665109    5707     169255  SH          SOLE              28417     4009   136829
                                                             3         75  SH          OTHER                                  75
CHESAPEAKE ENERGY CORP            COM        165167107    5693     179431  SH          SOLE              28042     3769   147620
CIRCUIT CITY STORES INC CIRCUI    COM        172737108    7588     335886  SH          SOLE              60622     8877   266387
COMMERCE BANCORP INC-N.J.         COM        200519106    2679      77867  SH          SOLE              23931     4948    48988
CONOCOPHILLIPS                    COM        20825c104    2722      46779  SH          SOLE              15552     2912    28315
COOPER COMPANIES INC NEW (THE)    COM        216648402    6117     119236  SH          SOLE              20955     2900    95381
FIRST AMERICAN CORP               COM        318522307    5765     127267  SH          SOLE              24575     4452    98240
HEALTHCARE REALTY TRUST           COM        421946104    2474      74359  SH          SOLE              26148             48211
INTL GAME TECHNOLOGY              COM        459902102    2263      73507  SH          SOLE              26121     4266    43120
LEAP WIRELESS INTL INC NEW        COM        521863308   15699     414442  SH          SOLE              32478     4541   377423
MEDTRONIC INC                     COM        585055106    1410      24497  SH          SOLE               6454     2255    15788
MERCURY GENERAL CORP NEW          COM        589400100    2437      41857  SH          SOLE              13703     2107    26047
MICROSOFT CORP                    COM        594918104    1430      54668  SH          SOLE              17617     3270    33781
                                                             3        100  SH          OTHER                                 100
NBTY INC                          COM        628782104    3686     226813  SH          SOLE              39705     5702   181406
NEENAH PAPER INC                  COM        640079109     658      23505  SH          SOLE                628      692    22185
                                                             2         75  SH          OTHER                                  75
NEW YORK COMMUNITY BANCORP INC    COM        649445103     180      10917  SH          SOLE                790             10127
NEWELL RUBBERMAID INC             COM        651229106    2076      87313  SH          SOLE              30634     5140    51539
PACIFIC SUNWEAR OF CALIFORNIA     COM        694873100    6211     249242  SH          SOLE              43880     6407   198955
PLATINUM UNDERWRITERS HOLDINGS    COM        g7127p100    5811     187031  SH          SOLE              30799     4517   151715
QUIKSILVER INC                    COM        74838c106    7054     509704  SH          SOLE              85758    12429   411517
RELIANT ENERGY INC                COM        75952b105    7092     687208  SH          SOLE             116753    15901   554554
STRYKER CORP                      COM        863667101    6550     147422  SH          SOLE              24497     3560   119365
TEMPUR PEDIC INTERNATIONAL INC    COM        88023u101    5813     505461  SH          SOLE              67510     8855   429096
                                                             1        100  SH          OTHER                                 100
THOR INDUSTRIES INC               COM        885160101    4826     120448  SH          SOLE              21473             98975
TYCO INTERNATIONAL LTD            COM        902124106    2628      91074  SH          SOLE              25274     2700    63100